Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Average Number of employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Employees [line items]
Average number of employees	107,369	116,416
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,793	26,936
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	81,576	89,480
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	24,985	26,605
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	5,212	6,106
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	19,773	20,499
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,846	13,483
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,189	4,297
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,657	9,186
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,932	13,529
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,337	2,862
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,595	10,667
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	53,782	57,486
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,135	12,928
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	40,647	44,558
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,824	5,313
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	920	743
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,904	4,570
Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	14,312	16,009
Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,299	3,650
Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,013	12,359
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	41,664	43,907
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,534	10,056
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	31,130	33,852